Stock-Based Compensation and Employee Benefit Plans - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Unit Activity [Line Items]
Number of Shares, Unvested balance ending	143	513
Weighted- Average Grant Date Fair Value,Unvested balance ending	$ 3,462	$ 3,461.25
Number of Shares, Granted	238,874
Weighted Average Grant Date Fair Value, Granted	$ 9.6
Number of Shares, Vested	(85,921)	(161)
Weighted Average Grant Date Fair Value, Vested	$ 9.15	$ 3,462
Number of Shares, Forfeited	(50,229)	(209)
Weighted Average Grant Date Fair Value, Forfeited	$ 7.05	$ 3,462
Number of Shares, Unvested balance ending	102,867	143
Weighted- Average Grant Date Fair Value,Unvested balance ending	$ 17.42	$ 3,462